CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Advisers Management Trust (1933 Act File No. 002-88566; 1940 Act File No. 811-04255) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to Balanced Portfolio, Growth Portfolio, Guardian Portfolio, International Large Cap Portfolio, International Portfolio, Mid-Cap Growth Portfolio, Partners Portfolio, Real Estate Portfolio, Regency Portfolio, Short Duration Bond Portfolio, Small-Cap Growth Portfolio and Socially Responsive Portfolio, each a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (“Amendment No. 63”) and (b) that Amendment No. 63 was filed electronically.

Dated: May 2, 2011 By: /s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary